Shareholder Fees {- Fidelity Freedom Blend 2065 Fund}	Aug. 03, 2022 USD ($)
03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-06 | Fidelity Freedom Blend 2065 Fund
Shareholder Fees:
(fees paid directly from your investment)	none